PROSPECTUS SUPPLEMENT

NORTHERN FUNDS -- EQUITY FUNDS

SUPPLEMENT DATED MARCH 15, 2004 TO PROSPECTUS DATED JULY 31, 2003


THE FOLLOWING IS ADDED TO PAGE 48 OF THE PROSPECTUS IMMEDIATELY BEFORE THE SECTION ENTITLED "MISCELLANEOUS REDEMPTION INFORMATION":

REDEMPTION FEES. Effective on or about June 1, 2004, the International Growth Equity Fund will charge a 2% redemption fee on the redemption of shares (including by exchange) acquired on or after May 2, 2004 and held for 30 days or less. For the purpose of applying the fee, the Fund will use a first-in, first-out (FIFO) method so that shares held longest will be treated as being redeemed first and shares held shortest will be treated as being redeemed last. The redemption fee will be paid to the Fund, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing.

The Fund is authorized to waive the redemption fee for the following transactions:

- Redemptions from omnibus accounts, fee-based programs and employer-sponsored defined contribution plans maintained by financial intermediaries that inform the Fund that they are unable to impose a redemption fee on their underlying customer accounts;

- Redemptions effected pursuant to asset allocation programs, wrap fee programs and other investment programs offered by financial institutions where investment decisions are made on a discretionary basis by investment professionals;

- Redemptions pursuant to systematic withdrawal plans and automatic exchange plans;

- Redemptions of shares acquired by reinvestment of dividends, distributions or other payments;

- Redemptions due to the death or the post-purchase disability of the beneficial owner of the account;

- Redemptions to satsify minimum required distributions from retirement accounts;

- Redemptions representing the return of excess contributions in retirement accounts; and

- Redemptions initiated by the Fund.

In addition to the circumstances noted above, the Fund reserves the right to waive the redemption fee in its discretion where it believes such waiver is consistent with the best interests of the Fund, to the extent permitted by law. In addition, the Fund reserves the right to modify or eliminate the redemption fee or waivers at any time and will give 60 days prior written notice of any material changes, unless otherwise provided by law.

Currently, the Fund is limited in its ability to assess or collect the redemption fee on all shares redeemed by financial intermediaries on behalf of their customers. For example, where a financial intermediary is not able to determine if the redemption fee applies and/or is not able to assess or collect the fee, or does not collect the fee at the time of a redemption, the Fund will not receive the redemption fee. If Fund shares are redeemed by a financial intermediary at the direction of its customers, the Fund may not know whether a redemption fee is applicable or the identity of the customer who should pay the redemption fee. Due to operational requirements, a financial intermediary's methods for tracking and calculating the redemption fee may differ in some respects from that of the Fund. Customers purchasing shares from financial intermediaries should contact these intermediaries or refer to their account agreements or plan documents for more information on how the redemption fee is applied to their shares.

THE FOLLOWING REPLACES THE SECTION ENTITLED "EXCHANGE PRIVILEGES" ON PAGE 48 OF THE PROSPECTUS:

EXCHANGE PRIVILEGES. You may exchange shares of one Northern Fund for another only if the registration of both accounts is identical. Both accounts must have the same owner's name and title. An exchange is a redemption of shares of one Fund and the purchase of shares of another Fund. It is considered a taxable event and may result in a gain or loss.

Northern Funds reserves the right to change or discontinue the exchange privilege at any time and to reject any exchange request. Exchanges are only available in states where an exchange can legally be made. Before making an exchange you should read the Prospectus for the shares you are acquiring.

THE FOLLOWING IS ADDED TO PAGE 48 OF THE PROSPECTUS IMMEDIATELY BEFORE THE SECTION ENTITLED "IN-KIND PURCHASES AND REDEMPTIONS":

EXCESSIVE TRADING IN FUND SHARES. Northern Funds discourages excessive short-term trading that could be disruptive to the management of a Fund. If a shareholder makes more than two "round trips" in a Fund during a calendar quarter, Northern Funds may, in its discretion, refuse to process additional purchase or exchange orders by the shareholder. A "round trip" is a redemption or exchange out of a Fund followed by a purchase or exchange into the same Fund. In addition, Northern Funds may, in its discretion, reject any additional purchase or exchange order from a shareholder if Northern Funds determines that the shareholder's short-term trading activity is excessive, regardless of whether or not the shareholder has made two round trips in a calendar quarter. It should be noted that the ability of Northern Funds to monitor and limit the trading activity of shareholders investing in a Fund through the omnibus account of a financial intermediary may be significantly limited or absent where the intermediary maintains the underlying shareholder accounts.

THE FOLLOWING REPLACES THE FIFTH PARAGRAPH UNDER "FUND MANAGEMENT" ON PAGE 40 OF THE PROSPECTUS:

The management team leaders for the LARGE CAP VALUE FUND are Stephen K. Kent, Jr., Betsy Turner and Alan R. Britton, each a Vice President with Northern Trust. Mr. Kent has had such responsibility since March 2004, and Ms. Turner and Mr. Britton since January 2004. Prior to joining Northern Trust in May 2000, the team leaders were with Carl Domino Associates, L.P., where they managed various equity and fixed income portfolios.

[NORTHERN FUNDS(R) LOGO]

[GRAPHIC]

Managed by
NORTHERN TRUST

50 South LaSalle Street
P.O. Box 75986
Chicago, Illinois 60675-5986
800/595-9111
northernfunds.com

                                                             529947 EQTYSPT 3/04

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS -- FIXED INCOME FUNDS

SUPPLEMENT DATED MARCH 15, 2004 TO PROSPECTUS DATED JULY 31, 2003

THE FOLLOWING IS ADDED TO PAGE 50 OF THE PROSPECTUS IMMEDIATELY BEFORE THE SECTION ENTITLED "MISCELLANEOUS REDEMPTION INFORMATION":

REDEMPTION FEES. Effective on or about June 1, 2004, the High Yield Fixed Income Fund will charge a 2% redemption fee on the redemption of shares (including by exchange) acquired on or after May 2, 2004 and held for 30 days or less. For the purpose of applying the fee, the Fund will use a first-in, first-out (FIFO) method so that shares held longest will be treated as being redeemed first and shares held shortest will be treated as being redeemed last. The redemption fee will be paid to the Fund, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing.

The Fund is authorized to waive the redemption fee for the following transactions:

- Redemptions from omnibus accounts, fee-based programs and employer-sponsored defined contribution plans maintained by financial intermediaries that inform the Fund that they are unable to impose a redemption fee on their underlying customer accounts;

- Redemptions effected pursuant to asset allocation programs, wrap fee programs and other investment programs offered by financial institutions where investment decisions are made on a discretionary basis by investment professionals;

- Redemptions pursuant to systematic withdrawal plans and automatic exchange plans;

- Redemptions of shares acquired by reinvestment of dividends, distributions or other payments;

- Redemptions due to the death or the post-purchase disability of the beneficial owner of the account;

- Redemptions to satsify minimum required distributions from retirement accounts;

- Redemptions representing the return of excess contributions in retirement accounts; and

- Redemptions initiated by the Fund.

In addition to the circumstances noted above, the Fund reserves the right to waive the redemption fee in its discretion where it believes such waiver is consistent with the best interests of the Fund, to the extent permitted by law. In addition, the Fund reserves the right to modify or eliminate the redemption fee or waivers at any time and will give 60 days prior written notice of any material changes, unless otherwise provided by law.

Currently, the Fund is limited in its ability to assess or collect the redemption fee on all shares redeemed by financial intermediaries on behalf of their customers. For example, where a financial intermediary is not able to determine if the redemption fee applies and/or is not able to assess or collect the fee, or does not collect the fee at the time of a redemption, the Fund will not receive the redemption fee. If Fund shares are redeemed by a financial intermediary at the direction of its customers, the Fund may not know whether a redemption fee is applicable or the identity of the customer who should pay the redemption fee. Due to operational requirements, a financial intermediary's methods for tracking and calculating the redemption fee may differ in some respects from that of the Fund. Customers purchasing shares from financial intermediaries should contact these intermediaries or refer to their account agreements or plan documents for more information on how the redemption fee is applied to their shares.

THE FOLLOWING REPLACES THE SECTION ENTITLED "EXCHANGE PRIVILEGES" ON PAGE 50 OF THE PROSPECTUS:

EXCHANGE PRIVILEGES. You may exchange shares of one Northern Fund for another only if the registration of both accounts is identical. Both accounts must have the same owner's name and title. An exchange is a redemption of shares of one Fund and the purchase of shares of another Fund. It is considered a taxable event and may result in a gain or loss.

Northern Funds reserves the right to change or discontinue the exchange privilege at any time and to reject any exchange request. Exchanges are only available in states where an exchange can legally be made. Before making an exchange you should read the Prospectus for the shares you are acquiring.

THE FOLLOWING IS ADDED TO PAGE 50 OF THE PROSPECTUS IMMEDIATELY BEFORE THE SECTION ENTITLED "IN-KIND PURCHASES AND REDEMPTIONS":

EXCESSIVE TRADING IN FUND SHARES. Northern Funds discourages excessive short-term trading that could be disruptive to the management of a Fund. If a shareholder makes more than two "round trips" in a Fund during a calendar quarter, Northern Funds may, in its discretion, refuse to process additional purchase or exchange orders by the shareholder. A "round trip" is a redemption or exchange out of a Fund followed by a purchase or exchange into the same Fund. In addition, Northern Funds may, in its discretion, reject any additional purchase or exchange order from a shareholder if Northern Funds determines that the shareholder's short-term trading activity is excessive, regardless of whether or not the shareholder has made two round trips in a calendar quarter. It should be noted that the ability of Northern Funds to monitor and limit the trading activity of shareholders investing in a Fund through the omnibus account of a financial intermediary may be significantly limited or absent where the intermediary maintains the underlying shareholder accounts.

THE FOLLOWING REPLACES THE SECOND PARAGRAPH UNDER "FUND MANAGEMENT" ON PAGE 42 OF THE PROSPECTUS:

Effective April 1, 2004, the management team leaders for the FIXED INCOME FUND are Colin A. Robertson, Senior Vice President of Northern Trust, and Matthew Toms, Vice President of Northern Trust. Mr. Robertson has had such responsibility since November 2003, and Mr. Toms will have such responsibility beginning April 2004. Mr. Robertson joined Northern Trust in 1999 and manages various fixed income potfolios. From 1996 to 1999, he was with Mellon Financial Corporation where he was responsible for the management of securities lending cash collateral positions. Mr. Toms joined Northern Trust in 2000 and has managed various fixed income portfolios. From 1996 to 2000, Mr. Toms was with Lincoln Financial Group where he had been a research analyst and fixed income portfolio manager.

THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER "FUND MANAGEMENT" ON PAGE 43 OF THE PROSPECTUS:

The management team leader for the U.S. GOVERNMENT FUND and the SHORT-INTERMEDIATE U.S. GOVERNMENT FUND is Deborah Boyer, Vice President of Northern Trust. Ms. Boyer has had such responsibility since November 2000. Ms. Boyer joined Northern Trust in 2000. From 1996 to 2000, she was a portfolio manager at T. Rowe Price where she managed various fixed income portfolios. From 1989 to 1996, Ms. Boyer was with First Chicago NBD Corporation where she served as a government bond trader and managed a government bond portfolio.

[NORTHERN FUNDS(R) LOGO]

[GRAPHIC]

Managed by
NORTHERN TRUST

50 South LaSalle Street
P.O. Box 75986
Chicago, Illinois 60675-5986
800/595-9111
northernfunds.com

                                                             529059 FIX SPT 3/04